Acquisitions of Subsidiaries (Details 4) (USD $)	1 Months Ended
Aug. 31, 2011
Non-compete agreements | Beijing Advertisement
Allocated Value
Amortization Period	2 years 7 months 6 days
Beijing Shangtuo
Allocated Value
Liabilities assumed	(928)
Goodwill	3,075,575
Deferred tax liabilities	(349,337)
Total consideration	4,201,485
Cash consideration	3,139,312
Total tangible assets acquired	78,827
Beijing Shangtuo | Beijing Advertisement
Allocated Value
Percentage of subsidiary equity interest as consideration	5.00%
Fair value of equity interest	1,062,173
Beijing Shangtuo | Customer relationship
Allocated Value
Intangible assets acquired:	983,494
Amortization Period	7 years 3 months 18 days
Beijing Shangtuo | Non-compete agreements
Allocated Value
Intangible assets acquired:	413,854